Summary of significant accounting policies - Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Amortization of issuance cost related to long-term debt	$ 6,722,387	$ 9,311,710	$ 7,641,101
Interest expense of finance leases		69,672	64,549
Interest on borrowings	237,307,045	237,293,974	310,767,482
Total interest costs	244,029,432	246,675,356	318,473,132
Total interest costs capitalized	(67,089,115)	(88,666,945)	(135,074,360)
Interest expense, net	$ 176,940,317	$ 158,008,411	$ 183,398,772